Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Rate to Effective Consolidated Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Amount
U.S. federal statutory income tax rate	$ 81,574
State tax, net of federal effect	11,089
Foreign tax rates differential	13,204
Non-taxable or non-deductible items
Non-deductible officer's compensation	4,676
Other	(2,048)
Effect of cross-border tax laws	(2,300)
Change in unrecognized tax benefits	3,485
Tax credits	(1,022)
Other	(1,028)
Total provision for income taxes	$ 107,630	$ 93,836	$ 50,081
Percent
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
State tax, net of federal effect	2.90%	2.80%	2.80%
Foreign tax rates differential	3.40%	4.70%	4.00%
Non-taxable or non-deductible items
Non-deductible officer's compensation	1.20%	1.60%	1.90%
Other	(0.50%)
Change in valuation allowance		(0.50%)	(5.80%)
Effect of cross-border tax laws	(0.60%)
Change in unrecognized tax benefits	0.90%	(1.30%)	1.10%
Tax credits	(0.30%)
Foreign-derived intangible income deduction		(1.00%)	(1.20%)
Repatriation of earnings of foreign subsidiaries		1.10%	1.40%
R&D tax credit		(0.70%)	(1.50%)
Other	(0.30%)	(0.50%)	(1.20%)
Effective income tax rate	27.70%	27.20%	22.50%